Cover	Mar. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Entity File Number	001-41138
Entity Registrant Name	GENESIS GROWTH TECH ACQUISITION CORP.
Entity Central Index Key	0001865697
Entity Tax Identification Number	98-1601264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
City Area Code	+41
Local Phone Number	78 607 99 01
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GGAAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	GGAA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GGAAW
Security Exchange Name	NASDAQ